Risk - Summary of Sensitivity Analysis for the Cash and Cash Equivalents With Subject to Foreign Exchange Rate (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of sensitivity analysis for the cash and cash equivalents with subject to foreign exchange rate [line items]
Finance income (costs)	R$ (162,177)	R$ (7,858)	R$ 45,364
Base scenario [member]
Disclosure of sensitivity analysis for the cash and cash equivalents with subject to foreign exchange rate [line items]
Exchange rate	3.8742
Scenario I [member]
Disclosure of sensitivity analysis for the cash and cash equivalents with subject to foreign exchange rate [line items]
Exchange rate	4.2616
Finance income (costs)	R$ 362
Scenario II [member]
Disclosure of sensitivity analysis for the cash and cash equivalents with subject to foreign exchange rate [line items]
Exchange rate	3.4867
Finance income (costs)	R$ (362)